Stock Option Plan - Summary of Share Activity (Details) (fuboTV Inc. Pre-Merger) (10-K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding, Beginning Balance	16,667		16,667
Number of Options Outstanding, granted			7,141,899
Number of Shares Outstanding, Exercised			(226,740)
Number of Options Outstanding, forfeited			(389,008)
Number of Shares Outstanding, Ending Balance			14,593,916	16,667
Number of Shares, Options Vested and Exercisable, Ending Balance			6,081,567
Weighted Average Exercise Price, Beginning Balance	$ 28.20		$ 28.20
Weighted-Average Exercise Price, granted			8.79
Weighted-Average Exercise Price, exercised			1.43
Weighted Average Exercise Price, Ending Balance			4.99	$ 28.20
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance			$ 2.01
Weighted-Average Remaining Contractual Term (Years), Beginning Balance			7 years 3 months 19 days
Weighted-Average Remaining Contractual Term (Years), Ending Balance			8 years 2 months 12 days
Weighted-Average Remaining Contractual Term (Years) Options Exercisable, Ending Balance			6 years 10 months 25 days
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Ending Balance			61,234
Total Intrinsic Value Options Vested and Exercisable, Ending Balance			$ 42,736
Fubo TV Pre-Merger [Member]
Number of Shares Outstanding, Beginning Balance	2,299,942	2,380,989	2,299,942	2,380,989
Number of Options Outstanding, granted				169,515
Number of Shares Outstanding, Exercised	(4,820)	(1)		(81,050)
Number of Options Outstanding, forfeited				(145,831)
Number of Options Outstanding, expired				(23,681)
Number of Shares Outstanding, Ending Balance				2,299,942	2,380,989
Number of Shares, Options Vested and Exercisable, Ending Balance				1,312,566
Number of Options Outstanding, Vested and expected to vest Ending Blance				2,299,942
Weighted Average Exercise Price, Beginning Balance	$ 4.85	$ 4.57	$ 4.85	$ 4.57
Weighted-Average Exercise Price, granted				7.38
Weighted-Average Exercise Price, exercised				2.16
Weighted-Average Exercise Price, forfeited				4.51
Weighted-Average Exercise Price, expired				0.06
Weighted Average Exercise Price, Ending Balance				4.85	$ 4.57
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance				3.58
Weighted-Average Exercise Price Options Vested and expected to vest, Ending Balance				$ 4.85
Weighted-Average Remaining Contractual Term (Years), Beginning Balance				8 years 6 months 21 days	3 years 9 months
Weighted-Average Remaining Contractual Term (Years), Ending Balance				7 years 8 months 23 days
Weighted-Average Remaining Contractual Term (Years) Options Exercisable, Ending Balance				7 years 2 months 1 day
Weighted-Average Remaining Contractual Term (Years) Options Vested and expected to vest, Ending Balance				7 years 8 months 23 days
Total Intrinsic Value, Beginning Balance	$ 5,848	$ 6,351	$ 5,848	$ 6,351
Total Intrinsic Value, Ending Balance				5,848	$ 6,351
Total Intrinsic Value Options Vested and Exercisable, Ending Balance				5,010
Aggregate Intrinsic Value of Outstanding Options Vested and expected to vest, Ending Balance				$ 5,848